DEBT - Summary of Outstanding Debt (Details) $ in Thousands								12 Months Ended
	Oct. 27, 2022 USD ($)	Oct. 27, 2022 CAD ($)	Oct. 07, 2022 USD ($) home	Sep. 01, 2022 USD ($)	Jul. 07, 2022 USD ($) home	Apr. 07, 2022 USD ($) home	Jan. 26, 2022 USD ($)	Dec. 31, 2022 USD ($) home	Dec. 31, 2021 USD ($)		Dec. 31, 2022 CAD ($) home	Dec. 20, 2022 USD ($)	Oct. 27, 2022 CAD ($)	Oct. 03, 2022 USD ($)	Aug. 24, 2022	Aug. 23, 2022	Aug. 22, 2022 USD ($)	Mar. 23, 2022 USD ($)	Mar. 09, 2022 USD ($)	Mar. 08, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 6,919,387,000	$ 5,102,335,000
Borrowings								5,728,184,000	3,917,433,000
Current portion of long-term debt								757,135,000	254,805,000
Long-term debt								$ 4,971,049,000	3,662,628,000
Number of single-family rental homes | home								36,000			36,000
Loss on debt modification and extinguishment								$ 6,816,000	3,497,000	[1]
Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings								3,743,764,000	2,703,628,000
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 2,034,473,000	$ 1,251,023,000
Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.73%	2.62%		3.73%
Effective interest rate								3.49%			3.49%
Weighted average of inputs | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate								3.43%	2.83%		3.43%
Weighted average of inputs | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate								4.30%	2.16%		4.30%
Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,344,538,000	$ 1,328,529,000
Number of single-family rental homes | home								27,100			27,100
Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 1,568,101,000	1,569,213,000
Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								2,688,159,000	1,000,000,000
Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								620,000,000	475,000,000
Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 6,220,798,000	$ 4,372,742,000
Single-family rental properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.73%	2.60%		3.73%
Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 185,872,000	$ 215,631,000
Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								5.23%	3.77%		5.23%
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 512,717,000	$ 513,962,000
Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								4.30%	4.30%		4.30%
Outstanding Balance
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 5,778,237,000	$ 3,954,651,000
Outstanding Balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								1,294,538,000	1,328,529,000
Outstanding Balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								1,568,101,000	1,569,213,000
Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								2,265,066,000	842,103,000
Outstanding Balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								616,720,000	166,637,000
Outstanding Balance | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								5,744,425,000	3,906,482,000
Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								21,095,000	34,207,000
Outstanding Balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								12,717,000	13,962,000
Transaction costs (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings								(49,404,000)	(36,123,000)
Debt discount (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings								$ (649,000)	(1,095,000)
Term loan | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options								1 year
Notional amount								$ 220,499,000	$ 220,197,000
Loss on debt modification and extinguishment								$ 6,816,000
Term loan | Single-family rental wholly-owned properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.30%			2.30%
Term loan | Single-family rental wholly-owned properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.00%
Term loan | Single-family rental wholly-owned properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.50%			0.50%
Term loan | Single-family rental wholly-owned properties borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									0.50%
Term loan | Single-family rental wholly-owned properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								5.50%			5.50%				5.50%
Term loan | Single-family rental wholly-owned properties borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.50%							2.50%
Term loan | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								4.21%	2.50%		4.21%
Term loan | Outstanding Balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 220,499,000	$ 220,197,000
Securitization debt 2017-2 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								3.68%	3.67%		3.68%
Notional amount								$ 345,620,000	$ 358,602,000
Securitization debt 2017-2 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.68%	3.67%		3.68%
Securitization debt 2017-2 | Outstanding Balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 345,620,000	$ 358,602,000
Warehouse credit facility 2022 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options							1 year	1 year
Notional amount							$ 50,000,000	$ 50,000,000
Warehouse credit facility 2022 | Single-family rental wholly-owned properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.85%			1.85%
Warehouse credit facility 2022 | Single-family rental wholly-owned properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.15%			0.15%
Warehouse credit facility 2022 | Single-family rental wholly-owned properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								3.25%			3.25%
Warehouse credit facility 2022 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.72%			3.72%
Warehouse credit facility 2022 | Outstanding Balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 0
Securitization debt 2018-1 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								3.96%	3.96%		3.96%
Notional amount								$ 302,699,000	$ 311,479,000
Securitization debt 2018-1 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.96%	3.96%		3.96%
Securitization debt 2018-1 | Outstanding Balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 302,699,000	$ 311,479,000
Securitization debt 2020-2 | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								1.94%	1.94%		1.94%
Notional amount								$ 425,720,000	$ 438,251,000
Securitization debt 2020-2 | Single-family rental wholly-owned properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								1.94%	1.94%		1.94%
Securitization debt 2020-2 | Outstanding Balance | Single-family rental wholly-owned properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 425,720,000	$ 438,251,000
SFR JV-1 securitization debt 2019-1 | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								3.12%	3.12%		3.12%
Notional amount								$ 332,263,000	$ 332,764,000
SFR JV-1 securitization debt 2019-1 | Single-family rental JV-1 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.12%	3.12%		3.12%
SFR JV-1 securitization debt 2019-1 | Outstanding Balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 332,263,000	$ 332,764,000
SFR JV-1 securitization debt 2020-1 | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								2.43%	2.43%		2.43%
Notional amount								$ 552,882,000	$ 552,882,000
SFR JV-1 securitization debt 2020-1 | Single-family rental JV-1 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								2.43%	2.43%		2.43%
SFR JV-1 securitization debt 2020-1 | Outstanding Balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 552,882,000	$ 552,882,000
SFR JV-1 Securitization Debt 2021-1 | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								2.57%	2.57%		2.57%
Notional amount								$ 682,956,000	$ 683,567,000
SFR JV-1 Securitization Debt 2021-1 | Single-family rental JV-1 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								2.57%	2.57%		2.57%
SFR JV-1 Securitization Debt 2021-1 | Outstanding Balance | Single-family rental JV-1 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 682,956,000	$ 683,567,000
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options								1 year	1 year
Notional amount								$ 410,000,000	$ 400,000,000			$ 410,000							$ 500,000,000
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.00%			2.00%
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.90%
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.15%			0.15%
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									0.15%
SFR JV-2 subscription facility | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.88%	2.05%		3.88%
SFR JV-2 subscription facility | Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 409,000,000	$ 350,000,000
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options								1 year	1 year
Notional amount								$ 700,000,000	$ 600,000,000											$ 700,000,000
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.99%			1.99%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.90%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.10%			0.10%									0.10%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									0.15%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								3.25%			3.25%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									3.25%
SFR JV-2 warehouse credit facility | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.87%	2.05%		3.87%
SFR JV-2 warehouse credit facility | Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 392,551,000	$ 492,103,000
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options			1 year					1 year
Number of extension options | home			2					2
Notional amount			$ 500,000					$ 500,000,000
Number of single-family rental homes | home			1,962
Borrowings maturity, term			3 years
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.10%					2.10%			2.10%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.50%			0.50%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			4.55%					4.55%			4.55%
SFR JV-2 term loan | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								5.98%			5.98%
SFR JV-2 term loan | Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 390,671,000
SFR JV-2 securitization debt 2022-1 | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								4.32%			4.32%
Notional amount						$ 530,387,000		$ 530,387,000
Number of single-family rental homes | home						2,484
Borrowings maturity, term						5 years
Net proceeds						$ 29,900,000
SFR JV-2 securitization debt 2022-1 | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate						4.32%		4.32%			4.32%
SFR JV-2 securitization debt 2022-1 | Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 530,387,000
SFR JV-2 securitization debt 2022-2 | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								5.47%			5.47%
Notional amount					$ 348,044,000			$ 347,772,000
Number of single-family rental homes | home					1,684
Borrowings maturity, term					6 years
SFR JV-2 securitization debt 2022-2 | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate					5.47%			5.47%			5.47%
SFR JV-2 securitization debt 2022-2 | Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 347,772,000
SFR JV-2 delayed draw term loan | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate				5.39%				5.39%			5.39%
Notional amount				$ 200,000,000				$ 200,000,000
Borrowings maturity, term				5 years
SFR JV-2 delayed draw term loan | Single-family rental JV-2 properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								5.39%			5.39%
SFR JV-2 delayed draw term loan | Outstanding Balance | Single-family rental JV-2 properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 194,685,000
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options								1 year	1 year
Notional amount								$ 130,000,000	$ 100,000,000			$ 130,000						$ 150,000,000
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.00%			2.00%
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.90%
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.15%			0.15%
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									0.15%
SFR JV-HD subscription facility | Single-family rental JV-HD properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.88%	2.05%		3.88%
SFR JV-HD subscription facility | Outstanding Balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 127,000,000	$ 100,000,000
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options								1 year	1 year
Notional amount								$ 490,000,000	$ 375,000,000					$ 490,000,000
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.00%			2.00%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.90%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Minimum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								0.15%			0.15%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Minimum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									0.15%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Maximum | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								2.60%			2.60%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Maximum | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.60%
SFR JV-HD warehouse credit facility | Single-family rental JV-HD properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								3.81%	2.05%		3.81%
SFR JV-HD warehouse credit facility | Outstanding Balance | Single-family rental JV-HD properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 489,720,000	$ 66,637,000
Land loan | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 22,086,000
Land loan | Canadian development properties borrowings | Prime
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									1.25%
Land loan | Canadian development properties borrowings | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate floor									3.70%
Land loan | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate									3.82%
Land loan | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings									$ 22,086,000
The Shops of Summerhill mortgage | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate	5.58%							5.58%	3.67%		5.58%		5.58%
Notional amount	$ 16,000							$ 16,063,000	$ 12,121,000				$ 21,800
Borrowings maturity, term	3 years	3 years
Net proceeds	$ 5,100,000	$ 6,800
The Shops of Summerhill mortgage | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								5.58%	3.67%		5.58%
The Shops of Summerhill mortgage | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 16,063,000	$ 12,121,000
Construction facility | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Extension options								1 year	1 year
Notional amount								$ 169,809,000	$ 181,424,000
Construction facility | Canadian development properties borrowings | Prime
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								1.25%	1.25%		1.25%
Construction facility | Canadian development properties borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								4.12%			4.12%
Construction facility | Outstanding Balance | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 5,032,000	$ 0
Corporate office mortgages | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Interest rate								4.25%	4.25%		4.25%
Notional amount								$ 12,717,000	$ 13,962,000
Corporate office mortgages | Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								4.30%	4.30%		4.30%
Corporate office mortgages | Outstanding Balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 12,717,000	$ 13,962,000
Corporate credit facility | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Notional amount								500,000,000	500,000,000								$ 35,000
Borrowings								0	$ 0
Letters of credit								$ 4,932,000			$ 6,680
Corporate credit facility | Corporate borrowings | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis								3.10%			3.10%
Corporate credit facility | Corporate borrowings | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									2.75%
Corporate credit facility | Corporate borrowings | Weighted average of inputs
Disclosure of detailed information about borrowings [line items]
Interest rate								4.60%	3.34%		4.60%
Corporate credit facility | Outstanding Balance | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 0	$ 0

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.